Cover	Sep. 27, 2021	Aug. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2021
Entity File Number	0-16469
Entity Registrant Name	INTER PARFUMS INC.
Entity Central Index Key	0000822663
Entity Tax Identification Number	13-3275609
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	551 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10176
City Area Code	212. 983.2640
Local Phone Number	983.2640
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, $.001 par value per share
Trading Symbol		IPAR
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false